Investments and Interests in Other Entities - Summary of Financial Information of Associates and Joint Venture (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investments and interests in other entities
Current assets	R$ 1,028,572	R$ 988,150
Non-current assets	2,132,851	346,728
Current liabilities	412,176	57,888
Non-current liabilities	1,154,437	207,106
Equity	1,594,810	1,069,884	R$ 305,735	R$ 241,168
Net revenue	572,837	380,981	244,382
Profit (loss) for the year	(9,431)	(82,916)	43,640
WPensar S.A.
Investments and interests in other entities
Current assets	1,619	1,625	1,615
Non-current assets	1,687	1,414	1,394
Current liabilities	268	286	284
Non-current liabilities	1,240	1,170	1,091
Equity	1,798	1,583	1,634
Net revenue	4,200	3,965	3,687
Costs and expenses (*)	(3,985)	(4,015)	(3,598)
Profit (loss) for the year	215	(50)	89
Geekie Desenvolvimento de Softwares S.A.
Investments and interests in other entities
Current assets	8,444	5,215	8,937
Non-current assets	17,983	12,174	11,503
Current liabilities	5,042	7,681	5,276
Non-current liabilities	10,964
Equity	10,421	9,708	15,164
Net revenue	14,266	11,084	14,329
Costs and expenses (*)	(25,848)	(18,299)	(15,865)
Profit (loss) for the year	R$ (11,582)	R$ (7,215)	R$ (1,536)